SHORT-TERM INVESTMENTS (Schedule of Reconciliation of Trading Securities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Trading securities [Line items]
Balance at beginning of period	$ 2,858
Purchase	19,702	$ 67,986
Sale	22,632	63,822
Gains (losses)	577
Exchange loss	(95)
Balance at end of period	410	2,858
Equity securities [Member]
Trading securities [Line items]
Balance at beginning of period	264
Purchase	1,179
Sale	1,367
Gains (losses)	(73)
Exchange loss	(3)
Balance at end of period		264
Corporate bonds [Member]
Trading securities [Line items]
Balance at beginning of period	741
Purchase	119
Sale	833
Gains (losses)	(9)
Exchange loss	(18)
Balance at end of period		741
Funds [Member]
Trading securities [Line items]
Balance at beginning of period	1,856
Purchase	18,404
Sale	19,906
Gains (losses)	121
Exchange loss	(64)
Balance at end of period	411	1,856
Futures [Member]
Trading securities [Line items]
Balance at beginning of period	(3)
Purchase
Sale	526
Gains (losses)	538
Exchange loss	(10)
Balance at end of period	$ (1)	$ (3)